CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
REVENUES
REVENUES	$ 6,311,725	$ 1,772,502	$ 6,959,372
Tax and surcharges	(633)	(17,567)	(44,898)
Net Revenues	6,311,092	1,754,935	6,914,474
Cost of goods sold	5,394,866
Gross Profit	916,226	1,754,935	6,914,474
OPERATING EXPENSE
Service and development	421,186	544,572	1,032,562
Sales and marketing	240,927	1,087,009	1,462,798
General and administrative	14,996,104	27,217,613	20,488,796
Impairment charge on long-term investments	0	1,600,000	29,189,836
Finance cost	804,138	2,154,621	2,498,706
Share-based compensation	391,625	55,468	347,466
Total Operating Expenses	16,853,980	32,659,283	55,020,164
LOSS FROM CONTINUING OPERATIONS	(15,937,754)	(30,904,348)	(48,105,690)
OTHER INCOME (EXPENSE)
Other income	40,776	100,067	1,239,705
Other expense	(821,322)	(264,985)	(7,545)
Total Other Income (Expense), net	(780,546)	(164,918)	1,232,160
(LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(16,718,300)	(31,069,266)	(46,873,530)
PROVISION FOR INCOME TAXES	131,433	482,976	489,955
NET (LOSS) FROM CONTINUING OPERATIONS	(16,849,733)	(31,552,242)	(47,363,485)
Net loss income from discontinued operations, net of income taxes		(6,439,549)	(23,834,894)
Gain from disposal of discontinued operations, net of income taxes		3,164,802
Total loss from discontinued operations		(3,274,747)	(23,834,894)
NET (LOSS)	(16,849,733)	(34,826,989)	(71,198,379)
Less: net income attributable to non-controlling interest	1,331
NET (LOSS) ATTRIBUTABLE TO AKSO'S SHAREHOLDERS	(16,851,064)	(34,826,989)	(71,198,379)
OTHER COMPREHENSIVE (LOSS)
Foreign currency translation adjustment	1,454,336	3,942,157	(5,288,742)
COMPREHENSIVE (LOSS)	(15,395,397)	(30,884,832)	(76,487,121)
Less: comprehensive income attributable to non-controlling interest	17
COMPREHENSIVE (LOSS) ATTRIBUTABLE TO AKSO'S SHAREHOLDERS	$ (15,395,414)	$ (30,884,832)	$ (76,487,121)
Net (loss) per share
Continuing operations - basic (in dollars per share)	$ (0.28)	$ (0.64)	$ (0.97)
Continuing operations - diluted (in dollars per share)	(0.28)	(0.64)	(0.97)
Discontinuing operations - basic (in dollars per share)		(0.07)	(0.49)
Discontinuing operations - diluted (in dollars per share)		(0.07)	(0.49)
Basic (in dollars per share)	(0.28)	(0.71)	(1.46)
Diluted (in dollars per share)	$ (0.28)	$ (0.71)	$ (1.46)
Weighted average shares
Basic (in shares)	59,612,152	48,837,977	48,757,199
Diluted (in shares)	59,612,152	48,837,977	48,757,199
Commissions from online marketplace service
REVENUES
REVENUES	$ 96,332	$ 82,054
Recommendation service and other
REVENUES
REVENUES			$ 3,916,276
Sale of medical devices
REVENUES
REVENUES	6,000,000
Interest income
REVENUES
REVENUES	$ 215,393	$ 1,690,448	$ 3,043,096